QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

  811-03877
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Investment Company Act file number

 Z Seven Fund, Inc.
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(Exact name of registrant as specified in charter)

 1819 S. Dobson Road
Suite 114
Mesa, Arizona 85202-5656
Attention: Barry Ziskin
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(Address of principal executive offices) (Zip code)

 Thomas R. Westle, Esq.
 Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174
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(Name and address of agent for service)

480-820-7482
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Registrant's telephone number, including area code:

        Date of fiscal year end: 12/31
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Date of reporting period: 09/30/10
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ITEM 1. SCHEDULE OF INVESTMENTS.

Z-SEVEN FUND, INC. SCHEDULE OF INVESTMENTS September 30, 2010 (unaudited)
Number of Shares	Security Description			% of Net Assets	Fair Value

	COMMON STOCKS			76.30%

	BIOTECHNOLOGY			2.90%
700	Techne Corp.				$ 43,211

	COMPUTER SERVICES			6.05%
1,400	Cognizant Technology Solutions Corp.				90,258

	CONFECTION			11.25%
70	Lindt & Sprungli AG 1				167,832

	INFORMATION & RESEARCH SERVICES			5.18%
700	FactSet Research, Inc.				56,791
7,000	RPS Group PLC 1				20,563
					77,354

	INVESTMENT MANAGERS			41.07%
46,143	Rathbone Brothers PLC 1				612,867

	VETERINARY PRODUCTS			9.85%
8,400	PetMed Express, Inc.				147,000

	TOTAL COMMON STOCKS				1,138,522

	OPTIONS			23.70%
Contracts
98	I Shares Russell 2000 Index Puts @$63.00, Expires November 2010 1				14,994
98	I Shares Russell 2000 Index Puts @$65.00, Expires October 2010 1				6,958
196	I Shares Russell 2000 Index Puts @$70.00, Expires October 2010 1				58,604
105	Mini-Nasdaq 100 Index Puts @$197.50, Expires October 2010 1				25,095
35	Mini-Nasdaq 100 Index Puts @$202.50, Expires October 2010 1				15,925
210	Mini-Nasdaq 100 Index Puts @$210.00, Expires October 2010 1				207,900
49	SPDR S&P 500 Index Puts @119.00, Expires October 2010 1				24,108
	TOTAL OPTIONS				353,584

	TOTAL INVESTMENTS			100.00%	1,492,106

1 Denotes investments which are Level 2 securities

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 337,260	1,154,846	-	$ 1,492,106

 For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant
maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the
Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to
allow  timely  decisions   regarding  required   disclosure.   The  Registrant's
management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio
Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the
Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Z Seven Fund, Inc.
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By:  /s/ Barry Ziskin
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         Barry Ziskin
         Principal Executive Officer

Date: December 1, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Barry Ziskin
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         Barry Ziskin
         Principal Executive Officer

Date: December 1, 2010
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 By:  /s/ Barry Ziskin
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         Barry Ziskin
         Principal Financial Officer

Date: December 1, 2010
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